Note 11 - Deposits - Deposits and Weighted Average Interest Rates (Details) - USD ($) $ in Thousands	Dec. 31, 2016	Dec. 31, 2015
Noninterest checking, weighted average rate	0.00%	0.00%
Noninterest checking, amount	$ 158,024	$ 151,737
Noninterest checking, percent of total	26.70%	27.10%
NOW accounts, weighted average rate	0.07%	0.04%
NOW accounts, amount	$ 92,670	$ 82,425
NOW accounts, percent of total	15.60%	14.70%
Savings accounts, weighted average rate	0.08%	0.09%
Savings accounts, amount	$ 74,238	$ 66,421
Savings accounts, percent of total	12.50%	11.90%
Money market accounts, weighted average rate	0.25%	0.22%
Money market accounts, amount	$ 165,179	$ 159,959
Money market accounts, percent of total	27.90%	28.60%
Amount	$ 490,111	$ 460,542
Percent of total	82.70%	82.30%
Certificates, amount	$ 102,700	$ 98,845
Certificates, percent of total	17.30%	17.70%
Total certificates, weighted average rate	0.61%	0.53%
Total deposits, weighted average rate	0.20%	0.17%
Total deposits, amount	$ 592,811	$ 559,387
Total deposits, percent of total	100.00%	100.00%
Range 1 [Member]
Certificates, amount	$ 79,628	$ 85,391
Certificates, percent of total	13.40%	15.30%
Range 1 [Member] | Minimum [Member]
Certificate interest rate	0.00%
Range 1 [Member] | Maximum [Member]
Certificate interest rate	0.99%
Range 2 [Member]
Certificates, amount	$ 22,958	$ 12,611
Certificates, percent of total	3.90%	2.30%
Range 2 [Member] | Minimum [Member]
Certificate interest rate	1.00%
Range 2 [Member] | Maximum [Member]
Certificate interest rate	1.99%
Range 3 [Member]
Certificates, amount	$ 0	$ 733
Certificates, percent of total	0.00%	0.10%
Range 3 [Member] | Minimum [Member]
Certificate interest rate	2.00%
Range 3 [Member] | Maximum [Member]
Certificate interest rate	2.99%
Range 4 [Member]
Certificates, amount	$ 114	$ 110
Certificates, percent of total	0.00%	0.00%
Range 4 [Member] | Minimum [Member]
Certificate interest rate	3.00%
Range 4 [Member] | Maximum [Member]
Certificate interest rate	3.99%